Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2020	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingencies [Line Items]
Rent expense			$ 7,300	$ 6,700	$ 5,900
Proceeds received to fund future investment commitments	$ 48,000		32,100
Fixed Management Fee
Loss Contingencies [Line Items]
Annual management fee			500
Management fee duration				5 years
Unfunded Commitments
Loss Contingencies [Line Items]
Commitment amount			$ 81,800	$ 62,100
Aircraft
Loss Contingencies [Line Items]
Percent of asset acquired		12.50%		12.50%